Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Intangible assets (exclude land use rights)

	2010	2011
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	11,142,578	11,142,578
Supplier Relationship	—	9,700,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Intangible assets not subject to amortization
Trade mark	267,741,235	272,715,235
Golf membership certificate	4,200,000	4,200,000
Others	5,478,271	8,706,321

	310,398,971	328,301,021

Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(4,591,844)	(6,887,766)
Customer list	(4,134,527)	(7,846,786)
Supplier Relationship	—	(485,000)
Technology patent	(3,696,000)	(5,544,000)
Cross-border travel agency license	(1,012,508)	(1,117,277)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—

	(13,434,879)	(21,880,829)

Net book value
Intangible assets to be amortized
Non-compete agreements	6,887,766	4,591,844
Customer list	7,008,051	3,295,792
Supplier Relationship	—	9,215,000
Technology patent	5,544,000	3,696,000
Cross-border travel agency license	104,769	—
Intangible assets not subject to amortization
Trade mark	267,741,235	272,715,235
Golf membership certificate	4,200,000	4,200,000
Others	5,478,271	8,706,321

	296,964,092	306,420,192

Schedule of finite-lived intangible assets, future amortization expense

Amortization
RMB
2012	7,564,270
2013	5,959,366
2014	970,000
2015	970,000
2016	970,000

16,433,636